Investment Risks - Nomura High Yield Total Return ETF	Aug. 14, 2026
Prospectus [Line Items]
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Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

High yield bond (junk bond) risk [Member]
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High yield bond (junk bond) risk – The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk [Member]
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Interest rate risk – The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk [Member]
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Credit risk – The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Market risk [Member]
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Market risk – The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Fixed income market risk [Member]
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Risk [Text Block]	Fixed income market risk – The risk that the Fund’s fixed income securities will decline in value in response to economic development, particularly changes in interest rates.
Active management and selection risk [Member]
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Active management and selection risk – The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the Fund’s benchmark index.

Liquidity risk [Member]
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Risk [Text Block]	Liquidity risk – The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
ETF risk [Member]
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ETF risk – The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary market trading risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an

ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.
•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange, NYSE Arca, Inc. (“Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.
•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bank loans risk [Member]
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Bank loans risk – The risk that the Fund’s investments in bank loans may expose it to borrower and intermediary credit risk, limited enforcement and collateral rights, illiquidity, valuation challenges, and reduced legal protections, which may impair the Fund’s ability to receive payments or realize the full value of its investment.

Convertible securities and preferred securities risk [Member]
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Convertible securities and preferred securities risk – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Distressed securities risk [Member]
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Distressed securities risk – The risk that the Fund may lose its entire investment or be required to accept cash or securities with a value less than its original investment due to the increased risk of default.

Foreign company investment risk [Member]
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Foreign company investment risk – The risk that the Fund may experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Emerging markets risk [Member]
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Emerging markets risk – The risk of increased price volatility associated with the Fund’s investments in emerging market and countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Geographic focus risk [Member]
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Geographic focus risk – The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Prepayment and extension risk [Member]
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Prepayment and extension risk – The risk that, in declining interest rate environments, fixed income securities with stated interest rates may have the principal paid earlier than expected, which could reduce the Fund’s returns, or in rising interest rates could extend the duration of a fixed income security, typically reducing the security’s value.

New issue risk [Member]
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Risk [Text Block]	New issue risk – The risk that, due to the limited markets for new issues, the market value of newly issued securities may fluctuate considerably.
Zero-coupon securities risk [Member]
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Zero-coupon securities risk – The risk that changing market conditions could more radically affect the market value of the Fund’s zero-coupon securities than that of other fixed income securities with similar maturities and credit quality that pay interest periodically.

Pay-in-kind securities risk [Member]
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Risk [Text Block]	Pay-in-kind securities risk – The risk that the Fund may have to sell portfolio securities under disadvantageous circumstances to generate sufficient cash to satisfy income distribution requirements.
Deferred payment securities risk [Member]
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Deferred payment securities risk – The risk that these securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. Additionally, during the time that interest payments are not being made on these securities, holders are deemed to receive income (phantom income) annually, even though cash is not received.

Restricted securities risk [Member]
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Restricted securities risk – The risk, due to the lack of a public trading market and contractual restrictions on resale, the Fund may have difficulty reselling restricted securities at a time when such sale would be desirable and the sale price could be less than those originally paid by the Fund or less than the fair market value.

Equity risk [Member]
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Equity risk – The risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day.

Small- and mid-market capitalization company risk [Member]
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Small- and mid-market capitalization company risk – The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Call risk [Member]
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Call risk – The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Portfolio turnover risk [Member]
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Portfolio turnover risk – The risk that the Fund’s investment strategy may result in higher transaction costs and additional capital gains tax liabilities, which may in turn affect the Fund’s performance.

Principal loss risk [Member]
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Risk [Text Block]	Principal loss risk – The risk that, at any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the Fund.
Redemption risk [Member]
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Redemption risk – The risk that the Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value, which could hurt the Fund’s performance. Redemption risk is heightened during periods of declining or illiquid markets.

New fund risk [Member]
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New fund risk – The Fund is a newly organized, diversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
Risk Money Market Fund Price Fluctuates [Member]
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Risk [Text Block]	Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.